Shareholders' Equity - Schedule of Information Concerning Outstanding and Exercisable Awards (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
0.00 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	67,479 [1]
Weighted Average Remaining Contractual Life (years)
0.00 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	28,519
Weighted Average Remaining Contractual Life (years)
0.00 [Member] | Minimum [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 0
0.00 [Member] | Maximum [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	0.01
2.21 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 2.21
Number of awards outstanding at end of year	1,566,405
Weighted Average Remaining Contractual Life (years)	4 years 11 months 8 days
2.21 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	1,566,405
Weighted Average Remaining Contractual Life (years)	4 years 11 months 8 days
11.06 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 11.06
Number of awards outstanding at end of year	27,875
Weighted Average Remaining Contractual Life (years)	8 years 4 months 20 days
11.06 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	11,625
Weighted Average Remaining Contractual Life (years)	8 years 4 months 20 days
11.52 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 11.52
Number of awards outstanding at end of year	486,500
Weighted Average Remaining Contractual Life (years)	8 years 8 months 15 days
11.52 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	144,937
Weighted Average Remaining Contractual Life (years)	8 years 6 months 21 days
16.00 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 16
Number of awards outstanding at end of year	85,234
Weighted Average Remaining Contractual Life (years)	5 years 5 months 19 days
16.00 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	85,234
Weighted Average Remaining Contractual Life (years)	5 years 5 months 19 days
17.63 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 17.63
Number of awards outstanding at end of year	984,943
Weighted Average Remaining Contractual Life (years)	7 years 11 months 23 days
17.63 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	511,166
Weighted Average Remaining Contractual Life (years)	7 years 7 months 2 days
18.00 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 18
Number of awards outstanding at end of year	50,000
Weighted Average Remaining Contractual Life (years)	7 months 24 days
18.00 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	50,000
Weighted Average Remaining Contractual Life (years)	7 months 24 days
23.19 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 23.19
Number of awards outstanding at end of year	210,000
Weighted Average Remaining Contractual Life (years)	6 years 9 months 10 days
23.19 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	157,500
Weighted Average Remaining Contractual Life (years)	6 years 9 months 10 days
23.42 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 23.42
Number of awards outstanding at end of year	12,000
Weighted Average Remaining Contractual Life (years)	6 years 9 months 7 days
23.42 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	12,000
Weighted Average Remaining Contractual Life (years)	6 years 9 months 7 days
23.84 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 23.84
Number of awards outstanding at end of year	546,268
Weighted Average Remaining Contractual Life (years)	6 years 11 months 12 days
23.84 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	421,576
Weighted Average Remaining Contractual Life (years)	6 years 11 months 12 days
23.86 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 23.86
Number of awards outstanding at end of year	61,600
Weighted Average Remaining Contractual Life (years)	6 years 9 months
23.86 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	50,048
Weighted Average Remaining Contractual Life (years)	6 years 9 months
24.97 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 24.97
Number of awards outstanding at end of year	3,000
Weighted Average Remaining Contractual Life (years)	6 years 5 months 1 day
24.97 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	2,625
Weighted Average Remaining Contractual Life (years)	6 years 5 months 1 day
30.66 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 30.66
Number of awards outstanding at end of year	26,400
Weighted Average Remaining Contractual Life (years)	6 years 6 months 10 days
30.66 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	21,448
Weighted Average Remaining Contractual Life (years)	6 years 6 months 10 days
30.93 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 30.93
Number of awards outstanding at end of year	20,000
Weighted Average Remaining Contractual Life (years)	5 years 9 months 21 days
30.93 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	20,000
Weighted Average Remaining Contractual Life (years)	5 years 9 months 21 days
36.74 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 36.74
Number of awards outstanding at end of year	3,000
Weighted Average Remaining Contractual Life (years)	5 years 11 months 4 days
36.74 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	3,000
Weighted Average Remaining Contractual Life (years)	5 years 11 months 4 days
40.21 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 40.21
Number of awards outstanding at end of year	36,162
Weighted Average Remaining Contractual Life (years)	6 years 2 months 8 days
40.21 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	34,123
Weighted Average Remaining Contractual Life (years)	6 years 2 months 8 days
49.68 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 49.68
Number of awards outstanding at end of year	233,000
Weighted Average Remaining Contractual Life (years)	6 years 18 days
49.68 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	218,437
Weighted Average Remaining Contractual Life (years)	6 years 18 days
59.2 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 59.2
Number of awards outstanding at end of year	3,000
Weighted Average Remaining Contractual Life (years)	5 years 11 months 23 days
59.2 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	3,000
Weighted Average Remaining Contractual Life (years)	5 years 11 months 23 days
64.61 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 64.61
Number of awards outstanding at end of year	25,010
Weighted Average Remaining Contractual Life (years)	6 years 1 month 13 days
64.61 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	23,446
Weighted Average Remaining Contractual Life (years)	6 years 1 month 13 days

[1]	Including 10,193 RSUs that were granted to the employees of Nanox AI at the completion of the merger and 57,286 RSUs that were issued in consideration for services.